Right-of-use assets and leases payable - Summary of Information About Right of Use Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		R$ 1,651,295
Transfer		5,311
Amortization of right-of-use assets		288,419		R$ 260,716		R$ 242,670
Balance at end of period		R$ 1,791,377		R$ 1,651,295
Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		9 years		8 years		8 years
Equipment [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		12 years		12 years		13 years
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		R$ 1,651,295		R$ 2,150,286		R$ 1,980,912
Additions and remeasurement		504,297		296,402		52,322
Write-offs		(70,485)		(75,735)		(34,631)
Transfer		(5,311)	[1]	(11,935)	[2]
Exchange rate variation				1,837		9,107
Amortization of right-of-use assets		(288,419)		(359,506)		(328,322)
Reclassification to assets held for sale				(350,054)
Balance at end of period		1,791,377		1,651,295		2,150,286
Right-of-use assets [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		2,283,862		2,735,591		2,287,797
Additions and remeasurement		504,297		335,359		52,322
Write-offs		(216,441)		(166,204)		(86,994)
Transfer		0	[1]	0	[2]	11,568
Exchange rate variation				3,318
Amortization of right-of-use assets		0		0		0
Reclassification to assets held for sale				(624,202)
Balance at end of period		2,571,718		2,283,862		2,735,591
Right-of-use assets [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(632,567)		(585,305)		(306,885)
Additions and remeasurement		0		0		0
Write-offs		145,956		90,469		52,363
Transfer		(5,311)	[1]	(11,935)	[2]
Exchange rate variation				(1,481)		(2,461)
Amortization of right-of-use assets		(288,419)		(359,506)		(328,322)
Reclassification to assets held for sale				235,191
Balance at end of period		(780,341)		(632,567)		(585,305)
Right-of-use assets [member] | Provision for impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		R$ 0		0
Additions and remeasurement				(38,957)
Write-offs				0
Transfer	[2]			0
Exchange rate variation				0
Amortization of right-of-use assets				0
Reclassification to assets held for sale				38,957
Balance at end of period				R$ 0		R$ 0
Right-of-use assets [member] | Real Estate Property [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		10 years		10 years		10 years
Balance at beginning of period		R$ 1,793,473		R$ 2,254,432		R$ 2,068,254
Additions and remeasurement		366,805		257,787		259,244
Write-offs		(140,380)		(150,718)		(78,529)
Transfer		0	[1]	0	[2]	5,463
Exchange rate variation				1,295
Amortization of right-of-use assets		0		0		0
Reclassification to assets held for sale				(569,323)
Balance at end of period		2,019,898		1,793,473		2,254,432
Right-of-use assets [member] | Real Estate Property [Member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(489,470)		(481,975)		(25,643)
Additions and remeasurement		0		0		0
Write-offs		79,003		76,954		46,282
Transfer		(5,311)	[1]	0	[2]
Exchange rate variation				(530)		(697)
Amortization of right-of-use assets		(218,910)		(283,882)		(27,113)
Reclassification to assets held for sale				199,963
Balance at end of period		(634,688)		(489,470)		(481,975)
Right-of-use assets [member] | Real Estate Property [Member] | Provision for impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		R$ 0		0
Additions and remeasurement				(38,957)
Write-offs				0
Transfer	[2]			0
Exchange rate variation				0
Amortization of right-of-use assets				0
Reclassification to assets held for sale				38,957
Balance at end of period				R$ 0		R$ 0
Right-of-use assets [member] | Port Areas [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		29 years		20 years		20 years
Balance at beginning of period		R$ 299,630		R$ 268,534		R$ 68,007
Additions and remeasurement		11,868		31,096	[3]	200,527
Write-offs		(324)		0		0
Transfer		0	[1]	0	[2]	0
Exchange rate variation				0
Amortization of right-of-use assets		0		0		0
Reclassification to assets held for sale				0
Balance at end of period		311,174		299,630		268,534
Right-of-use assets [member] | Port Areas [Member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(23,526)		(3,962)		0
Additions and remeasurement		0		0		0
Write-offs		0		0		0
Transfer		0	[1]	(11,935)	[2]
Exchange rate variation				0		0
Amortization of right-of-use assets		(13,247)		(7,629)		(3,962)
Reclassification to assets held for sale				0
Balance at end of period		R$ (36,773)		R$ (23,526)		R$ (3,962)
Right-of-use assets [member] | Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		4 years		4 years		4 years
Balance at beginning of period		R$ 146,173		R$ 139,843		R$ 91,868
Additions and remeasurement		115,666		26,589		55,616
Write-offs		(75,384)		(9,315)		(7,893)
Transfer		0	[1]	0	[2]	252
Exchange rate variation				103
Amortization of right-of-use assets		0		0		0
Reclassification to assets held for sale				(11,047)
Balance at end of period		186,455		146,173		139,843
Right-of-use assets [member] | Vehicles [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(98,867)		(63,091)		(27,492)
Additions and remeasurement		0		0		0
Write-offs		66,554		7,032		5,509
Transfer		0	[1]	0	[2]
Exchange rate variation				(54)		232
Amortization of right-of-use assets		(51,589)		(48,146)		(4,134)
Reclassification to assets held for sale				5,392
Balance at end of period		R$ (83,902)		R$ (98,867)		R$ (63,091)
Right-of-use assets [member] | Equipment [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		5 years		6 years		6 years
Balance at beginning of period		R$ 16,740		R$ 44,936		R$ 31,822
Additions and remeasurement		9,958		19,887		7,833
Write-offs		(353)		(6,171)		(572)
Transfer		0	[1]	0	[2]	5,853
Exchange rate variation				1,920
Amortization of right-of-use assets		0		0		0
Reclassification to assets held for sale				(43,832)
Balance at end of period		26,345		16,740		44,936
Right-of-use assets [member] | Equipment [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(1,834)		(19,619)		(76)
Additions and remeasurement		0		0		0
Write-offs		399		6,483		572
Transfer		0	[1]	0	[2]
Exchange rate variation				(897)		(1,996)
Amortization of right-of-use assets		(1,415)		(17,637)		(10,595)
Reclassification to assets held for sale				29,836
Balance at end of period		R$ (2,850)		R$ (1,834)		R$ (19,619)
Right-of-use assets [member] | Other assets [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		20 years		20 years		20 years
Balance at beginning of period		R$ 27,846		R$ 27,846		R$ 27,846
Additions and remeasurement		0		0		0
Write-offs		0		0		0
Transfer		0	[1]	0	[2]	0
Exchange rate variation				0
Amortization of right-of-use assets				0		0
Reclassification to assets held for sale				0
Balance at end of period		27,846		27,846		27,846
Right-of-use assets [member] | Other assets [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(18,870)		(16,658)		(15,363)
Additions and remeasurement		0		0		0
Write-offs		0		0		0
Transfer		0	[1]	0	[2]
Exchange rate variation				0		0
Amortization of right-of-use assets		(3,258)		(2,212)		(1,295)
Reclassification to assets held for sale				0
Balance at end of period		R$ (22,128)		R$ (18,870)		R$ (16,658)

[1]	Refers to R$ 5,311 transferred to property, plant and equipment.
[2]	Refers to the amortization of right-of-use assets in the subsidiary Tequimar Vila do Conde Logística Portuária S.A. (“Tequimar Vila do Conde”), which is being capitalized as Construction in progress, starting its operation in December 2021.
[3]	Includes balances of R$ 14,905 referring to initial direct costs of right-of-use assets.